Schedule of Alternative Assets Investments (Details) - USD ($) $ in Thousands	Sep. 30, 2025		Mar. 31, 2025		Mar. 31, 2024
Schedule of Investments [Line Items]
Carrying Value	$ 211,324		$ 259,113		$ 293,916
Unfunded Commitments	37,022		41,644		47,823
Private Equity Funds [Member]
Schedule of Investments [Line Items]
Carrying Value	109,837		120,008		116,462
Unfunded Commitments	31,313		34,252		38,401
Venture Capital Funds [Member]
Schedule of Investments [Line Items]
Carrying Value	81,643		109,361		139,495
Unfunded Commitments	1,217		1,324		2,548
Natural Resources Funds [Member]
Schedule of Investments [Line Items]
Carrying Value	12,097		12,691		17,553
Unfunded Commitments	2,453		2,663		3,340
Real Estate Funds [Member]
Schedule of Investments [Line Items]
Carrying Value	6,567		6,454		8,760
Unfunded Commitments	1,663		2,777		2,907
Hedge Funds [Member]
Schedule of Investments [Line Items]
Carrying Value	3,517		3,931		6,095
Unfunded Commitments			245		245
Other Investments [Member]
Schedule of Investments [Line Items]
Carrying Value	(2,337)	[1]	6,668	[1],[2]	5,551	[2]
Unfunded Commitments	$ 376	[1]	$ 383	[1],[2]	$ 382	[2]

[1]	“Other” includes earnouts, escrow, net other assets (liabilities), and private debt strategies.
[2]	“Other” includes earnouts, escrow, net other assets, and private debt strategies.